Investment securities - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Realized and Unrealized Investment (Losses) Gains
Gross realized gains	$ 11.3	$ 10.3	$ 31.7	$ 39.2	$ 24.4	$ 310.8	$ 154.3
Gross realized (losses)	(7.4)	(34.7)	(23.7)	(66.1)	(51.6)	(22.5)	(15.8)
Net realized gains (losses) on investments(1)(2)	3.9	(24.4)	8.0	(26.9)	(27.2)	288.3	138.5
Net unrealized (losses) gains on investments(3)(4)	(11.7)	(2.7)	29.0	(25.2)	(10.5)	(238.2)	102.5
Net realized and unrealized (losses) gains on investments	(7.8)	(27.1)	37.0	(52.1)	(37.7)	50.1	241.0
Realized (losses) gains due to foreign currency	4.7	(21.0)	10.7	(20.2)	(19.1)	50.0	70.6
Unrealized (losses) due to foreign currency	(5.5)	(13.8)	43.1	(58.3)	(51.7)	(7.7)	(15.4)
Total unrealized investment (losses) gains - Level 3 investments	(1.5)	0.7	4.1	0.4	(0.7)	1.1	6.2
Change in equity in net unrealized (losses) gains from investments in unconsolidated affiliates, pre tax							(35.4)
Income tax benefit (expense)							2.9
Change in equity in net unrealized (losses) gains from investments in unconsolidated affiliates, after tax							(32.5)
Gains (losses) related to investments net liabilities					83.9	(83.1)	(110.7)
Total investments gains (losses) through accumulated other comprehensive income, after tax					83.9	(83.1)	(143.2)
Net realized and unrealized investment gains (losses), after tax					(24.8)	37.4	191.9
Total investment gains (losses) recorded during the period, after tax					59.1	(45.7)	48.7
Symetra
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments(1)(2)						222.5
Net unrealized (losses) gains on investments(3)(4)							218.5
Fixed maturity investments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments(1)(2)	4.2	(16.2)	5.0	(19.3)	(19.1)	57.4	75.1
Net unrealized (losses) gains on investments(3)(4)	(8.6)	(8.3)	12.2	(34.9)	(41.3)	(25.0)	(46.1)
Total unrealized investment (losses) gains - Level 3 investments	0.1		(2.0)	(0.1)	(0.2)	(0.1)
Equity securities
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments(1)(2)	(0.6)	1.2	(0.4)	0.7	0.1	231.9	60.9
Net unrealized (losses) gains on investments(3)(4)	0.9	10.9	2.1	13.4	25.2	(214.5)	162.9
Total unrealized investment (losses) gains - Level 3 investments				0.1	0.1		6.6
Other long-term investments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments(1)(2)	0.3	(9.4)	3.4	(8.3)	(8.2)	(1.0)	2.5
Net unrealized (losses) gains on investments(3)(4)	(4.0)	(5.3)	14.7	(3.7)	5.6	1.3	(14.3)
Total unrealized investment (losses) gains - Level 3 investments	$ (1.6)	$ 0.7	$ 6.1	$ 0.4	$ (0.6)	$ 1.2	$ (0.4)